Summary of Accounting Policies - Schedule of Significant Assumptions or Ranges (Detail) (Derivative Financial Instruments, Liabilities [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Level 1 [Member]
Significant assumptions (or ranges):
Stock price	$ 9.07	$ 7.38
Term (years)	2 years 9 months 29 days	3 years 9 months 29 days
Risk-free rate	0.33%	0.55%
Level 2 [Member]
Significant assumptions (or ranges):
Volatility	70.00%	70.00%
Dividend yield	0.00%	0.00%
Level 3 [Member]
Significant assumptions (or ranges):
Scenario probability debt/equity raise	80% / 20%	80% / 20%